Risk management - Summary forborne portfolio by forberance type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 19,816	€ 19,816
% of total portfolio	2.50%	2.50%
Loan modification [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 18,311	€ 17,877
% of total portfolio	2.30%	2.30%
Refinancing [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 1,505	€ 1,939
% of total portfolio	0.20%	0.20%
Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 13,793	€ 14,190
Performing [member] | Loan modification [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	13,128	12,937
Performing [member] | Refinancing [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	666	1,252
Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	6,022	5,626
Non-performing [member] | Loan modification [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	5,183	4,940
Non-performing [member] | Refinancing [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 839	€ 686